Income taxes - Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax assets and liabilities
Deferred tax asset (liability)	$ 7,335	$ 5,376	$ (4,919)
Tax losses carryforward
Deferred income tax assets and liabilities
Deferred tax asset (liability)	4,659	4,882
Employee post retirement obligations
Deferred income tax assets and liabilities
Deferred tax asset (liability)	840	674
Provision For litigation
Deferred income tax assets and liabilities
Deferred tax asset (liability)	443	409
Timing differences arising on assets and liabilities
Deferred income tax assets and liabilities
Deferred tax asset (liability)	3,246	1,253
Fair value of financial instruments
Deferred income tax assets and liabilities
Deferred tax asset (liability)	864	538
Allocated goodwill
Deferred income tax assets and liabilities
Deferred tax asset (liability)	(2,640)	(2,328)
Others
Deferred income tax assets and liabilities
Deferred tax asset (liability)	(77)	(52)
Temporary differences
Deferred income tax assets and liabilities
Deferred tax asset (liability)	$ 2,676	$ 494